Initial Public Offering (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 20, 2021	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2023
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)				$ 10
Number of shares unit		1	1
Number of shares issuable per warrant		1
Common stock price per share (in Dollars per share)		$ 11.5
\Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Units full exercise	27,600,000	27,600,000	27,600,000
Price per share (in Dollars per share)	$ 10		$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Units full exercise	3,600,000	3,600,000	3,600,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants unit			1
Number of shares issuable per warrant		1	1
Common stock price per share (in Dollars per share)		$ 11.5	$ 11.5